GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jul. 01, 2022
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of Preparation and Accounting Policies
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with International Accounting Standard 34, "Interim Financial Reporting", as issued by the International Accounting Standards Board, the U.K. adopted International Accounting Standard 34, "Interim Financial Reporting" and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority and should be read in conjunction with our 2021 consolidated financial statements. The annual financial statements of the Group for the year-ended 31 December 2022 will be prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
The accounting policies applied in these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements as at and for the year ended 31 December 2021. The policy for recognising income taxes in the interim period is consistent with that applied in previous interim periods and is described in Note 11.
Several amendments and interpretations apply for the first time in 2022, but do not have a material impact on the condensed consolidated interim financial statements of the Group.
As disclosed in the notes to the Group’s consolidated financial statements as at and for the year ended 31 December 2021 (refer to Note 4 “Business combinations”), short term time deposits and treasury bills with maturities of greater than three months and less than one year acquired as part of the CCL acquisition have been reclassified and presented as short term investments. The impact on the comparative condensed consolidated interim statement of cash flows for the six months ended 2 July 2021 was a net reduction in cash flows from investing activities of €138 million (including net proceeds from short term investments of €118 million) and a reduction in cash and cash equivalents of €138 million. There was a corresponding increase in short term investments of €138 million as at 2 July 2021.

Reporting periods
Reporting periods
Results are presented for the interim period from 1 January 2022 to 1 July 2022.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was one less selling day in the six months ended 1 July 2022 versus the six months ended 2 July 2021, and there will be equal selling days in the second six months of 2022 versus the second six months of 2021 (based upon a standard five-day selling week).

Exchange rates
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.